UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 294 West Exchange Street
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  February 6, 2012
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         b4ep#bkt       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Laura J Bard   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
      <NOTIFY-INTERNET>   lbard@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  12-31-2011     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12 DATA RECORDS

Form 13F Information Table Value Total:     $130,685,896.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.




Name of Issuer	        Title of Class	CUSIP  Number    Total value 		 Value X    Shares or		SH/P PUT/CALL	Invest	Other	Voting
										 100's 	    Principal Amount    RN              Disc    Mngrs   Authority

   			   		   		     	                    	            		         	   	C>

Ishares Barclay TIPS
Bond fund		Common Stock	464287176	" $570,614.00 "		" 570 "		" 4,890 "	SH 		SOLE		4890
DIAMONDS TR UNIT
SER 1			Common Stock	252787106	" $6,312,439.00 "	" 6,312 "	" 51,805 "	SH 		SOLE		51805
Standard & Poor's
Dep Receipt SPDR's	Common Stock	78462F103	" $15,083,142.00 "	" 15,083 "	" 120,184 "	SH 		SOLE		120184
SPDR S&P Divid ETF	Common Stock	78464A763	" $31,538,533.00 "	" 31,538 "	" 585,456 "	SH 		SOLE		585456
SPDR Gold		Common Stock	78463V107	" $17,659,262.00 "	" 17,659 "	" 116,187 "	SH 		SOLE		116187
SECTOR SPDR
TECHNOLOGY		Common Stock	81369Y803	" $26,989,062.00 "	" 26,989 "	" 1,060,473 "	SH 		SOLE		1060473
Ishares MSCI
Japan Index		Common Stock	464286848	" $357,613.00 "		" 357 "		" 39,255 "	SH 		SOLE		39255
Ishares S&P
Global Healthcare	Common Stock	464287325	" $13,550,077.00 "	" 13,550 "	" 241,448 "	SH 		SOLE		241448
Ishares Russell
2000 Index		Common Stock	464287655	" $245,956.00 "	        " 245 "		" 3,335 "	SH 		SOLE		3335
Select Sector
Consumer Discretionary	Common Stock	81369Y407	" $12,485,262.00 "	" 12,485 "	" 319,970 "	SH 		SOLE		319970
Consumer Staples
Select			Common Stock	81369Y308	" $5,721,813.00 "	" 5,721 "	" 176,110  "	SH 		SOLE		176110
Powershares S&P500
High Beta		Common Stock	73937B829	" $172,123.00 "		" 9,175 "	" 9,175  "	SH 		SOLE		9175


							" $130,685,896.00 "
